Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2025
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	March 31,	December 31,
	2025	2024
	$’000	$’000
Cash at bank and in hand	27,575	28,577
Cash equivalents	217,379	72,214
	244,954	100,791